Equity affiliates, other investments and related parties (Tables)	12 Months Ended
Dec. 31, 2018
Equity affiliates, other investments and related parties
Schedule of equity affiliates in facing financials

Equity value
As of December 31,
(M$)	2018	2017	2016
Total Associates	13,330	12,177	11,819
Total Joint ventures	5,359	4,791	4,039
Total	18,689	16,968	15,858
Loans	4,755	5,135	4,718
Total	23,444	22,103	20,576

Profit/(loss)
As of December 31,
(M$)	2018	2017	2016
Total Associates	2,329	1,694	1,530
Total Joint ventures	841	321	684
Total	3,170	2,015	2,214

Other comprehensive income
As of December 31,
(M$)	2018	2017	2016
Total Associates	(461)	(801)	847
Total Joint ventures	(79)	124	88
Total	(540)	(677)	935

Schedule of information related to associates

Exploration & Production	Novatek(a)			Liquefaction entities			PetroCedeño
(M$)	2018	2017	2016	2018	2017	2016	2018	2017	2016
Non current assets	14,639	14,232	13,981	28,664	29,656	31,044	4,324	5,551	5,515
Current assets	4,545	3,404	2,409	9,358	7,875	5,790	5,580	4,291	4,166
Total Assets	19,184	17,636	16,390	38,022	37,531	36,834	9,904	9,842	9,681

Shareholder’s equity	14,163	12,842	11,015	22,615	22,804	22,886	4,581	5,178	5,515
Non current liabilities	3,086	3,187	3,574	9,826	10,291	10,839	20	13	10
Current liabilities	1,935	1,607	1,801	5,581	4,436	3,109	5,303	4,651	4,156
Total Liabilities	19,184	17,636	16,390	38,022	37,531	36,834	9,904	9,842	9,681

Revenue from sales	13,415	10,022	7,779	25,644	20,401	15,557	1,629	1,708	1,398
Net income	4,636	1,950	3,137	7,408	5,781	1,472	122	204	277
Other comprehensive income	(2,545)	580	1,651	—	—	—	—	—	—

% owned	19.40%	18.90%	18.90%				30.32%	30.32%	30.32%
Revaluation identifiable assets on equity affiliates	1,556	1,804	1,811	44	6	—	—	—	—
Equity value	4,303	4,231	3,893	3,758	3,768	3,755	1,389	1,570	1,672
Profit/(loss)	794	263	494	874	735	147	37	62	84
Share of Other Comprehensive Income, net amount	(540)	(491)	808	49	(194)	23	—	—	—
Dividends paid to the Group	151	128	111	816	672	479	218	164	91

(a)	Information includes the best Group’s estimates of results at the date of TOTAL's financial statements.

	Saudi Aramco Total
Refining & Chemicals	Refining & Petrochemicals			Qatar
(M$)	2018	2017	2016	2018	2017	2016
Non current assets	11,281	11,601	12,056	3,968	4,405	4,152
Current assets	2,069	2,021	1,531	1,741	1,696	1,404
Total Assets	13,350	13,622	13,587	5,709	6,101	5,556

Shareholder’s equity	2,412	2,424	2,302	2,748	3,200	3,393
Non current liabilities	8,398	9,029	9,466	1,914	1,895	1,349
Current liabilities	2,540	2,169	1,819	1,047	1,006	814
Total Liabilities	13,350	13,622	13,587	5,709	6,101	5,556

Revenue from sales	11,886	9,049	7,134	9,929	7,388	4,665
Net income	122	222	289	409	490	615
Other comprehensive income	16	20	2	(21)	80	(11)

% owned	37.50%	37.50%	37.50%
Revaluation identifiable assets on equity affiliates	—	—	—	—	—	—
Equity value	905	909	863	740	814	832
Profit/(loss)	46	83	108	198	190	211
Share of Other Comprehensive Income, net amount	40	(82)	22	6	(12)	6
Dividends paid to the Group	56	45	—	271	201	292

Schedule of information related to joint ventures

	Liquefaction entities			Hanwha Total Petrochemicals
	(Exploration & Production)			(Refining & Chemicals)
(M$)	2018	2017	2016	2018	2017	2016
Non current assets	68,003	59,422	47,014	4,017	3,989	3,454
Current assets excluding cash and cash equivalents	1,928	966	922	2,180	2,258	1,506
Cash and cash equivalents	339	1,258	703	237	283	473
Total Assets	70,270	61,646	48,639	6,434	6,530	5,433

Shareholder’s equity	7,059	4,037	2,961	3,534	3,612	2,947
Other non current liabilities	3,472	504	327	157	148	120
Non current financial debts	56,841	55,566	43,980	1,418	1,078	1,105
Other current liabilities	2,898	1,539	1,371	725	1,144	764
Current financial debts	—	—	—	600	548	497
Total Liabilities	70,270	61,646	48,639	6,434	6,530	5,433

Revenue from sales	2,908	37	52	10,191	8,565	7,057
Depreciation and depletion of tangible assets and mineral interests	(1,227)	(10)	(12)	(269)	(264)	(259)
Interest income	119	16	5	9	—	—
Interest expense	(670)	(15)	(7)	(5)	(3)	(3)
Income taxes	(386)	338	(29)	(310)	(369)	(338)

Net income	2,029	(1,730)	449	754	973	930
Other comprehensive income	132	97	166	(169)	398	(79)

% owned				50.00%	50.00%	50.00%
Revaluation identifiable assets on equity affiliates	683	905	905	—	—	—
Equity value	2,404	2,049	1,555	1,767	1,806	1,474
Profit/(loss)	192	(348)	88	377	486	465
Share of Other Comprehensive Income, net amount	40	29	50	(67)	170	22
Dividends paid to the Group	—	—	—	332	353	256

Schedule of main aggregated financial items in equity consolidated affiliates not presented individually

	2018		2017		2016
As of December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Non Current assets	4,512	2,487	2,908	2,428	3,047	1,971
Current assets	1,263	752	1,156	1,150	1,365	825
Total Assets	5,775	3,239	4,064	3,578	4,412	2,796

Shareholder’s equity	1,438	1,108	885	1,102	804	1,010
Non current liabilities	3,254	1,585	2,171	1,281	2,369	985
Current liabilities	1,083	546	1,008	1,195	1,239	801
Total Liabilities	5,775	3,239	4,064	3,578	4,412	2,796

	2018		2017		2016
For the year ended December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Revenues from sales	2,542	11,914	2,226	4,358	2,603	3,181
Net income	380	281	361	183	486	131
Share of other comprehensive income items	(16)	(52)	(22)	(75)	(12)	16
Equity value	2,235	1,188	885	936	804	1,010
Profit/(Loss)	380	272	361	183	486	131
Dividends paid to the Group	416	49	328	147	308	30

Schedule of other investments

For the year 2018,	As of	Increase -	Change in	As of
(M$)	January 1,	Decrease	fair value	December 31,
Tellurian Investments Inc.	207	—	—	207
Other shares through fair value OCI (unit value < $50M)	77	80	(2)	155
Equity instruments recorded through fair value OCI	284	80	(2)	362
BBPP	62	—	—	62
BTC Limited	55	—	(5)	50
DUNKERQUE LNG SAS	144	(217)	73	—
Total Lubrificantes do Brasil*	—	111	—	111
Other shares through fair value P&L (unit value < $50M)	1,182	(346)	—	836
Equity instruments recorded through fair value P&L	1,443	(452)	68	1,059
Total equity instruments	1,727	(372)	66	1,421

*Total Lubrificantes do Brasil will be consolidated in 2019.

As of December 31, 2017	Historical	Unrealized gain	Balance
(M$)	value	(loss)	sheet value
Other equity securities publicly traded in active markets	8	42	50
Total equity securities publicly traded in active markets(a)	8	42	50
BBPP	62	—	62
BTC Limited	55	—	55
DUNKERQUE LNG SAS	144	—	144
Tellurian Investments Inc.	207	—	207
Total Eren Holding SA(b)	285	—	285
Greenflex(b)	76	—	76
Other equity securities (unit value < $50 million)	848	—	848
Total other equity securities (a)	1,677	—	1,677
Other investments	1,685	42	1,727

As of December 31, 2016	Historical	Unrealized gain	Balance
(M$)	value	(loss)	sheet value
Areva	17	—	17
Other equity securities publicly traded in active markets	8	29	37
Total equity securities publicly traded in active markets(a)	25	29	54
BBPP	62	—	62
BTC Limited	121	—	121
DUNKERQUE LNG SAS	133	—	133
Other equity securities (unit value < $50 million)	763	—	763
Total other equity securities (a)	1,079	—	1,079
Other investments	1,104	29	1,133

(a)	Including cumulative impairments of $2,029 million in 2017 and $1,633 million in 2016.
(b)	Acquisitions made in the fourth quarter 2017 and consolidated in 2018

Schedule of main transactions and receivable and payable balances with related parties

As of December 31,
(M$)	2018	2017	2016
Balance sheet
Receivables
Debtors and other debtors	496	492	492
Loans (excl. loans to equity affiliates)	57	63	65
Payables
Creditors and other creditors	888	1,161	897
Debts	2	2	6

For the year ended December 31,
(M$)	2018	2017	2016
Statement of income
Sales	4,192	3,407	2,270
Purchases	(9,253)	(7,354)	(4,882)
Financial income	2	6	6
Financial expense	(5)	(9)	—

Schedule of affiliates direct and indirect compensation

For the year ended December 31,
(M$)	2018	2017	2016
Number of people	15	15	14
Direct or indirect compensation	17.7	15.6	13.4
Pension expenses (a)	2.5	10.8	6.1
Share-based payments expense (IFRS 2) (b)	12.6	6.5	5.3

(a)

The benefits provided for executive officers of the Group and the members of the Board of Directors, who are employees of the Group, include severance to be paid upon retirement, supplementary pension schemes and insurance plans, which represent $117.0 million provisioned as of December 31, 2018 (against $119.7 million as of December 31, 2017 and $104.7 million as of December 31, 2016). The decrease in the pension expenses in 2018 is due to the recognition in 2017 of the entire expense related to the agreement on the transition from work to retirement in France.

(b)

Share-based payments expense computed for the executive officers and the members of the Board of Directors who are employees of the Group and based on the principles of IFRS 2 “Share-based payments” described in Note 9. The achievement of the performance conditions for the grant of the number of shares (82%) having been higher than assumption used for the estimation (70%) for the year 2017, the grant rate of the 2015 to 2018 plans has been revised upwards.